Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	VOYA VARIABLE PRODUCTS TRUST
CIK	dei_EntityCentralIndexKey	0000916403
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Voya MidCap Opportunities Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IAMOX
Voya MidCap Opportunities Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IIMOX
Voya MidCap Opportunities Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMCRX
Voya MidCap Opportunities Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISMOX
Voya MidCap Opportunities Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMOPX
Voya SmallCap Opportunities Portfolio | Class ADV
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISOPX
Voya SmallCap Opportunities Portfolio | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVSOX
Voya SmallCap Opportunities Portfolio | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRSCX
Voya SmallCap Opportunities Portfolio | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVPOX
Voya SmallCap Opportunities Portfolio | Class S2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISCTX